Commitment and contingencies - Property tax (Details) $ in Thousands, $ in Millions					1 Months Ended				12 Months Ended
	Aug. 27, 2015 ft²	Aug. 27, 2015 ha	Nov. 05, 1995 ha	May 11, 1995 USD ($)	Apr. 30, 2016 item	Mar. 31, 2014 MXN ($)	Aug. 31, 2012 MXN ($)	Nov. 30, 2011 MXN ($)	Dec. 31, 2017 item	Dec. 31, 2017 mi²	Dec. 31, 2017 ha
Reynosa Airport - Property tax
Disclosure of contingent liabilities [line items]
Loss contingency damages | $						$ 1,361	$ 1,119	$ 127,312
Ciudad Juarex Airport - Municipal licenses
Disclosure of contingent liabilities [line items]
Number of airport businesses ordered for closure | item					10
Reynosa Airport - Conflict with ownership of certain land
Disclosure of contingent liabilities [line items]
Area of land in claim										772	200,000
Number of amparo trials filed | item									2
Ciudad Juarex Airport - Conflict with ownership of certain land
Disclosure of contingent liabilities [line items]
Loss contingency damages | $				$ 120.0
Area of land in claim | ha			240
Monterrey Airport - Conflict with ownership of certain land
Disclosure of contingent liabilities [line items]
Area of land in claim	107,639	96